Financial risk management and concentration risk - Summary of Fair Value of Financial Instruments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	¥ 104,952		¥ 14,300	¥ 11,753
Financial assets at fair value through other comprehensive income	104,970			129,060
Convertible bonds	272,684	$ 38,407
Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	104,952			11,753
Financial assets at fair value through other comprehensive income	104,970			129,060
Convertible bonds	272,684
Level 1 | Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	104,970			129,060
Level 3 | Recurring fair value measurements
Disclosure of fair value measurement of assets [line items]
Financial asset at fair value through profit or loss	104,952			¥ 11,753
Convertible bonds	¥ 272,684